Accounting Standards and Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
First time adoption of International Financial Reporting Standards (IFRS)
1.1.	First time adoption of International Financial Reporting Standards (IFRS)

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) (all together, “IFRS”) and the interpretations issued by the International Financial Reporting Interpretations Committee (IFRIC). All IFRS applicable as of the date of these Consolidated Financial Statements have been applied. The Group adopted IFRS in the fiscal year beginning on January 1, 2018, being its transition date January 1st, 2017. Group’s transition to IFRS is described in Note 2.

The Group’s consolidated financial statements for the fiscal year ended December 31, 2018 have been prepared in accordance with IFRS 1 “First-time Adoption of International Financial Reporting Standards”.

In Argentina, the Group is subject to the provisions of Article 2 – Section I – Chapter I of Title IV: Periodical Reporting Requirements of the National Securities Commission (“C.N.V.”) regulations and it is required to present its financial statements in accordance with the valuation and disclosure criteria set forth by the Argentine Central Bank.

The Argentine Central Bank, through Communications“A” 5541, as amended, set forth a convergence plan towards the application of IFRS and the interpretations issued by the IFRIC, for entities under its supervision, effective for fiscal years beginning on or after January 1, 2018. The convergence plan had two exceptions to the application of IFRS: (i) item 5.5 (Impairment) of IFRS 9 “Financial Instruments”, and (ii) IAS 29 “Financial Reporting in Hyperinflationary Economies”, both of which were waived until January 1, 2020, at which time entities will be required to apply the provisions of IFRS in full. The Group has filed its financial statements under these rules for local purposes on March 7, 2019. Shareholder´s equity under the Argentine Central Bank’s rules is presented in Note 25.

For comparative purposes certain valuation and presentation accounting policies that were previously applied under the prior accounting framework have been modified in the consolidated financial statements in order to comply with the IFRS. The comparative figures and figures as of the transition date (January 1st, 2017) have been modified to reflect the adjustments to the previous accounting framework.

Note 2.3 includes a reconciliation of shareholders’ equity figures disclosed in the consolidated financial statements prepared in accordance with the prior accounting framework on the transition date (January 1st, 2017) and on the adoption date (December 31, 2017) and the statements of income and other comprehensive income figures for the year ended December 31, 2017 and those presented in accordance with IFRS in these consolidated financial statements, as well as the effects of the adjustments to cash flows.

The Management has concluded that these consolidated financial statements fairly present the Group’s financial position, financial performance and cash flows, in accordance with IFRS.

Basis of preparation
1.2.	Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with IFRS.

The preparation of Financial Statements at a certain date requires the Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimations and significant judgments are described in Note 3.

Going concern
(a)	Going concern

The consolidated financial statements as of December 31, 2018, 2017 and January 2017 have been prepared on a going concern basis as there is a reasonable expectation that the Group will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months from the end of the reporting period).

Measuring Unit - IAS 29 (Financial reporting in hyperinflationary economies)
(b)	Measuring Unit – IAS 29 (Financial reporting in hyperinflationary economies)

The Consolidated Financial Statements of the Entity are expressed in Argentine pesos which is the functional currency.

IAS 29 establishes the conditions under which an entity shall restate its financial statements if it is located in an economic environment considered hyperinflationary. This Standard requires that the financial statements of an entity that reports in the currency of a highly inflationary economy shall be stated in terms of the measuring unit current at the closing date of the latest reporting period, regardless of whether they are based on a historical cost approach or a current cost approach. To this end, in general terms, the inflation rate must be computed in the non-monetary items as from the acquisition date or the revaluation date, as applicable. These requirements also comprise the comparative information of the financial statements.

To determine the existence of a highly inflationary economy under the terms of IAS 29, the standard details a series of factors to consider, including a cumulative inflation rate over three years that is close to or exceeds 100%.

It is important to highlight that the three-year accumulated inflation rate as of December 31, 2018 reached 148.0%. On the other hand, the macroeconomic events that have taken place in the country during the year show that the country is complying with the qualitative factors provided for in IAS 29 to consider Argentina as a highly inflationary economy for accounting purposes. All this, consequently, originates the need to apply the restatement for inflation of the financial statements in the terms of IAS 29 for the year ended December 31, 2018.

In relation to the inflation index to be used it will be determined according to the Internal Wholesale Price Index (IWPI) until the year 2016, considering for the months of November and December 2015 the average variation of the Consumer Price Index (CPI) of the City of Buenos Aires, due to the fact that during those two months there were no IWPI measurements at national level. Then, from January 2017, the National Consumer Price Index (National CPI) will be considered. The index as of December 31, 2018 amounts to 2,443.16. The tables below show the evolution of these indexes in the last three years and as of December 31, 2018 according to official statistics (INDEC):

	As of December 31,
	2015	2016	2017	2018
Variation in Prices
Annual	17.2%	34.6%	24.8%	47.7%
Accumulated 3 years	72.5%	102.3%	96.8%	148.0%

As a consequence of the aforementioned, these Consolidated Financial Statements as of December 31, 2018 were restated in accordance with the provisions of IAS 29.

Restatement of the Financial Position

The Group restated all the non-monetary items in order to reflect the impact of the inflation in terms of the measuring unit current as of December 31, 2018. Consequently, the main items restated were Property, Plant and Equipment, Intangible assets, Goodwill, Inventories and the Equity items. Each item must be restated since the date of the initial recognition in the Group’s Equity or since the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2018.

Comparative figures must also be presented in the current currency of December 31, 2018 and are restated using the general price index of the current year. Therefore, comparative figures for the previous reporting periods have been restated by applying a general price index, so that the resulting comparative financial statements are presented in terms of the current unit of measurement as of the closing date of the reporting period.

As far as results are concerned, there was an increase in amortization and depreciation arising from the restatement of non-monetary assets, and a decrease in financial income and expense due to the negative result of the exposure to inflation from the excess of monetary assets over monetary liabilities, with the consequent impact on income tax.

Restatement of the Income Statement and the Statement of Cash Flows

In the Income Statement, items shall be restated from the dates when the items of income and expense were originally recorded. To this end, the Group applied the variations in a general price index.

The effect of inflation on the monetary position is included in the Income Statement under Results from exposure to changes in the purchasing power of money.

The items of the Statement of Cash Flows must also be restated in terms of the measuring unit current at the closing date of the Statement of Financial Position. IAS 29 para 33 states that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting period. The loss arising from the restatement has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Restatement of the Statement of Changes in Shareholder’s Equity

All components of the Statement of Changes in Shareholder’s Equity, except reserves and retained earnings, must be restated from the dates on which the items were contributed or otherwise arose.

New Standards and Interpretations issued by the IASB not in force
(c)	New Standards and Interpretations issued by the IASB not in force

IFRS 16 “Leases”: In January 2016, the IASB issued IFRS 16 “Leases” which establishes the criteria for recognition and valuation of leases for lessees and lessors. IFRS 16 will affect primarily the accounting by lessees and requires recognition of an asset (the right to use the leased item) and a financial liability for those contracts that meet the definition of leases under the standard. An optional exemption exists for short-term and low-value leases. This standard is effective for fiscal years beginning on or after January 1, 2019.

The Group has adopted the IFRS 16’s practical expedients therefore it has applied this standard to contracts that were previously identified as leases applying IAS 17 “Leases” and IFRIC 4 “Determining whether an Arrangement contains a Lease”. For leases previously classified as operating leases, the Group has recognized assets and liabilities as follows:

•	Lease liability: it was measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at the date of initial application.

•

Right-of-use asset: it was measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognised in the statement of financial position immediately before the date of initial application.

The impact of this standard will be an increase in Assets and Liabilities of Ps. 905,945.

IFRS 17 “Insurance contracts”: In May 18, 2017, the IASB issued IFRS 17 “Insurance contracts” as replacement for IFRS 4. It requires a current measurement model where estimates are re-measured each reporting period. Contracts are measured using the building blocks of discounted probability-weighted cash flows, an explicit risk adjustment, and a contractual service margin representing the unearned profit of the contract which is recognized as revenue over the coverage period. This standard is effective for fiscal years beginning on or after January 1, 2021. The Group is evaluating the impact of the adoption of this new standard.

Prepayment Features with Negative Compensation – Amendments to IFRS 9: This amendment to IFRS 9 enables entities to measure at amortized cost some prepayable financial assets with negative compensation. The assets affected, that include some loans and debt securities, would otherwise have been measured at fair value through profit or loss. To qualify for amortized cost measurement, the negative compensation must be “reasonable compensation for early termination of the contract” and the asset must be held within a ‘held to collect’ business model. Entities are required to apply this amendment to IFRS 9 for fiscal years commencing on or after January 1, 2019. The Group believes that the application of this standard will not have a material impact.

Annual Improvements to IFRS 2015–2017 Cycle: The following improvements were adopted in December 2017.

✓	IFRS 3: The amendments to IFRS 3 clarified that obtaining control of a joint operation is a business combination achieved in stages.

✓

IAS 12: The amendments to IAS 12 clarified that the tax consequences of dividends on financial instruments classified as equity should be recognized according to where the past transactions or events that generated distributable profits where recognized. These requirements apply to all income tax consequences of dividends.

✓

IAS 23: The amendments to IAS 23 clarified that if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use or sale, it becomes part of general borrowings.

Entities are required to apply these amendments for fiscal years commencing on or after January 1, 2019.

The Group believes that the application of this standards would not have a material impact.

There are no other standards that are not yet effective and that would be expected to have a material impact on the Group.

Consolidation
1.3.	Consolidation

A subsidiary is an entity, including structured entities, over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.

The subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The following chart provides the subsidiaries included in the consolidation process:

Company	Main Activity	Percentage of direct or indirect investment in capital stock
		12/31/2018		12/31/2017		01/01/2017
Banco Supervielle S.A.	Commercial Bank	99,89	% (1)	99,88	% (1)	98,23	% (1)
Cordial Compañía Financiera S.A.	Financial Company	99,90%		99,89%		98,32%
Tarjeta Automática S.A.	Credit Card	99,99%		99,99%		99,78%
Supervielle Asset Management S.A.	Mutual Fund	100,00%		100,00%		100,00%
Sofital S.A.F. e I.I.	Real State	100,00%		100,00%		100,00%
Espacio Cordial de Servicios S.A.	Retail Services	100,00%		100,00%		100,00%
Supervielle Seguros S.A.	Insurance	100,00%		100,00%		100,00%
Micro Lending S.A.U.	Financial Company	100,00%		—		—
InvertirOnline S.A.U.	Financial Broker	100,00%		—		—
InvertirOnline.Com Argentina S.A.U.	Representations	100,00%		—		—

(1)	Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99,87%, 99,86% and 98,21% as of 12/31/2018, 12/31/2017 and 01/01/2017 respectively.

Financial Statements of controlled companies are for the same period of Group´s Financial Statements.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of income, statement of comprehensive income, statement of changes in shareholder’s equity and statement of financial position, respectively.

InvertirOnline S.A.U., InvertirOnline.Com Argentina S.A.U. and Micro Lending S.A.U. are consolidated from the date of their acquisition (See Note 29).

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a subsidiary comprises the fair value of the assets transferred, the liabilities incurred to the former owners of the acquired business, the equity interests issued by the Group, the fair value of any asset or liability resulting from a contingent consideration arrangement and the fair value of any pre-existing equity interest in the subsidiary. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net assets.

Acquisition-related costs are expensed as incurred.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquired entity and the acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the Consolidated Income Statement as a “bargain purchase”.

As it is mentioned in Note 2.2. the Company has decided not to apply IFRS 3 retrospectively for those business combinations prior to the transition date.

Consolidated Structured Entities
1.4.	Consolidated Structured Entities

Banco Supervielle S.A., Cordial Compañía Financiera S.A. and Micro Lending S.A.U have securitized certain financial instruments, mainly consumer loans, through financial trusts that issue debt securities and participation certificates.

The Group controls a structured entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Structured entities are consolidated from the date on which the control is transferred to the Group. They are deconsolidated from the date that control ceases.

As for financial trusts, the Group has evaluated the following:

•	The purpose and design of the trust

•	Identification of relevant activities of the trust

•	Decision-making process on these activities

•	If the Group has the power to direct the relevant activities of the trust

•	If the Group is exposed to, or has rights to, variable returns from its involvement with the trust

•	If the Group has ability to affect those returns through its power over the trust

In accordance with the aforementioned, the Group controls such financial trusts and, therefore, such structured entities have been consolidated.

The following chart details the assets and liabilities of Structured Entities that have been consolidated by the Group as of December 31, 2018 and 2017 and January 1, 2017:

	12/31/2018	12/31/2017	01/01/2017
Assets
Loans	1,030,280	1,991,228	2,667,615
Financial assets	139,869	206,171	317,061
Other assets	126,160	27,898	65,234

Total Assets	1,296,309	2,225,297	3,049,910

Liabilities
Financial liabilities	893,180	1,197,202	1,757,201
Other liabilities	148,550	131,570	156,108

Total Liabilities	1,041,730	1,328,772	1,913,309

Transactions with non-controlling interest
1.5.	Transactions with non-controlling interest

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Group.

Segment Reporting
1.6.	Segment Reporting

An operating segment is defined as a component of an entity or a Group that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), and whose financial information is evaluated on a regular basis by the chief operating decision maker.

Operating segments are reported in a manner consistent with the internal reporting provided to:

(i)

Key personnel of the senior management who account for the main authority in operating decision-making processes and is responsible for allocating resources and assessing the performance of operating segments; and

(ii)	The Board, who is in charge of making strategic decisions of the Group.

Foreign currency translation
1.7.	Foreign currency translation

(a)	Functional and presentation currency

Figures included in the Consolidated Financial Statements of each of the Group’s entities are measured using the functional currency, that is, the currency of the primary economic environment in which the entity operates. Consolidated Financial Statements are presented in Argentine pesos, which is the functional and presentation currency of the Group.

(b)	Transactions and balances

Transactions in foreign currency are translated into the functional currency using the exchange rates released by the Argentine Central Bank at the dates of the transactions. Gains and losses in foreign currency resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currency at year end exchange rates, are recognized in the income statement, under “Exchange rate differences on gold and foreign currency”. They are deferred in the shareholders’ equity if they relate to qualifying cash flow hedge and qualifying net investment hedge or are attributable to part of the net investment in a foreign operation.

Cash and due from banks
1.8.	Cash and due from banks

Cash and due from Banks item includes available cash and unrestricted deposits held in Banks, which are short-term liquid instruments and have original maturities of less than three months.

Assets disclosed under cash and due from Banks are measured at amortized cost which is close to its fair value.

Cash and Cash equivalents include cash and highly liquid short-term securities with an original maturity of less than three-months according to the following detail:

Item	12/31/2018	12/31/2017	01/01/2017
Cash and due from banks	33,687,553	16,384,924	14,795,794
Debt securities at fair value through profit or loss	12,633,443	14,242,927	620,544
Mutual Funds	655,562	1,005,267	2,184,598

Cash and cash equivalents	46,976,558	31,633,118	17,600,936

Reconciliation between balances as appearing on the Statement of Financial Position and the items Statement of Cash Flow:

Items	12/31/2018	12/31/2017	01/01/2017
Cash and due from Banks
As per Statement of Financial Position	33,687,553	16,384,924	14,795,794

As per the Statement of Cash Flows	33,687,553	16,384,924	14,795,794

Debt securities at fair value through profit or loss
As per Statement of Financial Position	15,112,115	16,837,925	782,547
Securities not considered as cash equivalents	(2,478,672)	(2,594,998)	(162,003)

As per the Statement of Cash Flows	12,633,443	14,242,927	620,544

Mutual Funds
As per Statement of Financial Position – Other financial assets	1,698,054	2,388,795	3,458,243
Other financial assets not considered as cash equivalents	(1,042,492)	(1,383,528)	(1,273,645)

As per the Statement of Cash Flow	655,562	1,005,267	2,184,598

Financial Instruments
1.9.	Financial Instruments

Initial Recognition and measurement

Financial assets and financial liabilities are recognized when the entity becomes a party to the contractual provisions of the instrument. Purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset.

At initial recognition, the Group measures a financial asset or liability at its fair value plus or minus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability, such as fees and commissions. Transaction costs of financial assets and financial liabilities carried at fair value through profit or loss are expensed in profit or loss. Immediately after initial recognition, an expected credit loss allowance (ECL) is recognized for financial assets measured at amortized cost and investments in debt instruments measured at fair value through other comprehensive income, as described in note 1.12, which results in an accounting loss being recognized in profit or loss when an asset is newly originated.

When the fair value of financial assets and liabilities differs from the transaction price on initial recognition, the Group recognizes the difference as follows:

•

When the fair value is evidenced by a quoted price in an active market for an identical asset or liability or based on a valuation technique that only uses data from observable markets, the difference is recognized as a gain or loss.

•

In all other cases, the difference is deferred and the timing of recognition of deferred day one profit or loss is determined individually. It is either amortized over the life of the instrument until its fair value can be determined using market observable inputs, or realized through settlement.

Financial	Assets

a – Debt Instruments

Debt instruments are those instruments that meet the definition of a financial liability from the issuer’s perspective, such as loans, government and corporate bonds and, accounts receivables purchased from clients in non-recourse factoring transactions.

Classification

Pursuant to IFRS 9, the Entity classifies financial assets depending on whether these are subsequently measured at amortized cost, fair value through other comprehensive income or fair value through profit or loss, on the basis of:

a)	the Group’s business model for managing financial assets, and;

b)	the cash-flows characteristics of the financial asset

Business Model

The business model reflects how the Group manages a group of financial assets in order to generate cash flows. That is, whether the Group’s objective is solely to collect the contractual cash flows from the assets or is to collect both the contractual cash flows and cash flows arising from the sale of assets. If neither of these is applicable, then the financial assets are classified as part of other business model and measured at fair value through profit or loss.

The business model of the Group does not depend on the management’s intentions for an individual instrument. Consequently, such business model is not assessed instrument by instrument, but at a higher aggregated level.

The Group reclassifies an instrument when and only when its business model for managing those assets has changed.

Contractual Cash Flow Characteristics

Where the business model is to hold assets to collect contractual cash flows or to collect contractual cash flows and sell, the Group assesses whether the financial instruments’ cash flows represent solely payments of principal and interest. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial asset shall be classified and measured at fair value through profit or loss.

Based on the aforementioned, there are three different categories of Financial Assets:

i)	Financial assets at amortized cost.

Financial assets shall be measured at amortized cost if both of the following conditions are met:

(a)	the financial asset is held for collection of contractual cash flows, and

(b)	the assets’s cash flows represent solely payments of principal and interest.

The amortized cost is the amount at which it is measured at initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any loss allowance.

ii)	Financial assets at fair value through other comprehensive income:

Financial assets shall be measured at fair value through other comprehensive income when:

(a)	the financial asset is held for collection of contractual cash flows and for selling financial assets and

(b)	the asset’s cash flows represent solely payments of principal and interest.

These instruments shall be initially recognized at fair value plus or minus transaction costs that are incremental and directly attributable to the acquisition or issue of the instrument, and subsequently measured at fair value through other comprehensive income. Gains and losses arising out of changes in fair value shall be included in other comprehensive income within a separate component of equity. Impairment gains or losses or reversal, interest revenue and foreign exchange gains and losses on the instrument’s amortized cost shall be recognized in profit or loss. At the time of sale or disposal, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to the income statement. Interest income from these financial assets is determined using the effective interest rate method.

iii)	Financial assets at fair value through profit or loss:

Financial assets at fair value through profit or loss comprise:

•	Instruments held for trading

•	Instruments specifically designated at fair value through profit or loss

•	Instruments with contractual cash-flows that do not represent solely payments of principal and interest

These financial instruments are initially recognized at fair value and any change in fair value measurement is charged to the income statement.

The Group classifies a financial instrument as held for trading if such instrument is acquired or incurred for the main purpose of selling or repurchasing it in the short term, or it is part of a portfolio of financial instruments which are managed together and for which there is evidence of short-term profits or if it is a derivative financial instrument not designated as a hedging instrument. Derivatives and trading securities are classified as held for trading and are measured at fair value.

b – Equity Instruments

Equity instruments are instruments that do not contain a contractual obligation to pay and that evidence a residual interest in the issuer’s net assets.

Such instruments are measured at fair value through profit and loss, except where the Group’s senior management has elected, at initial recognition, to irrevocably designate an equity investment at fair value through other comprehensive income. This option is available when instruments are not held for trading. The gains or losses of these instruments are recognized in other comprehensive income and are not subsequently reclassified to profit or loss, including on disposal. Dividends that result from such instrument will be charged to income when the Group’s right to receive payments is established.

Derecognition of Financial Assets

The Group recognizes the write-off of financial assets only when any of the following conditions are met:

1.	The rights on the financial asset cash flows have expired; or

2.	The financial asset is transferred pursuant to the requirements in 3.2.4 of IFRS 9.

The Group derecognizes financial assets that have been transferred only when the following characteristics are met:

1.	The contractual rights to receive the cashflows from the assets have expired or when they have been transferred and the Group transfers substiantially all the risks and rewards of ownership.

2.

The Entity retains the contractual rights to receive cash flows from assets but assumes a contractual obligation to pay those cash flows to oher entities and transfers subtantially all of the risks and rewards. These transactions result in derecognition if the Group:

a.	Has no obligation to make payments unless it collects amounts from the assets;

b.	Is prohibited from selling or pledging the financial assets;

c.	Has an obligation to remit any cash it collects from the assets without material delay.

Write Off of Financial Assets

The Group reduce the gross carrying amount of a financial asset when it has no reasonable expectations of recovering a financial asset in its entirety of a portion thereof. A write-off constitues a derecognition event.

Financial Liabilities

Classification

The Group classifies its financial liabilities as subsequently measured at amortized cost using the effective rate method, except for:

•	Financial liabilities at fair value through profit or loss.

•	Financial liabilities arising from the transfer of financial assets which did not qualify for derecognition.

•	Financial guarantee contracts and loan commitments.

Financial Liabilities valued at fair value through profit or loss: At initial recognition, the Group can designate a liability at fair value through profit or loss if it reflects more appropriately the financial information because:

•	The Group eliminates or substantially reduces an accounting mismatch in measurement or recognition inconsistency; or

•	if financial assets and financial liabilities are managed and their performances assessed on a fair value basis according to an investment strategy or a documented risk management; or

•	if a host contract contains one or more embedded derivatives and the Group has opted for designating the entire contract at fair value through profit or loss.

Financial guarantee contract: A guarantee contract is a contract which requires the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due, in accordance with the terms of a debt instrument.

Financial guarantee contracts and loan commitments are initially measured at fair value and subsequently measured at the higher of the amount of the loss allowance and the unaccrued premium at year end.

Derecognition of financial liabilities

The Entity derecognizes financial liabilities when they are extinguished; this is, when the obligation specified in the contract is discharged, cancelled or expires.

Derivatives
1.10	Derivatives

Derivatives are initially recognized at their fair value on the date on which the derivative contract is entered into and are subsequently remeasured at fair value.

All derivative instruments are carried as assets when their fair value is positive, and as liabilities when their fair value is negative. Any change in the fair value of derivative instruments is included in the income statement.

The Group has not applied hedge accounting in these consolidated financial statements.

Repo Transactions
1.11	Repo Transactions

i)	Reverse Repo Transactions

According to the derecognition principles set out in IFRS 9, these transactions are treated as secured loans for the risk has not been transferred to the counterparty.

Loans granted in the form of reverse repo agreements are accounted for under “Repo Transactions”, classified by counterparty and also by the type of assets received as collateral.

At the end of each month, accrued interest income is charged against “Repo Transactions” with its corresponding offsetting entry in “Interest Income.”

The assets received and sold by the Group are derecognized at the end of the repo transaction, and an in-kind liability is recorded to reflect the obligation of delivering the security disposed of.

ii)	Repo Transactions

Loans granted in the form of repo agreements are accounted for under “Repo Transactions”, classified by counterparty and also by the type of asset pledged as collateral.

In these transactions, when the recipient of the underlying asset becomes entitled to sell it or pledge it as collateral, it is reclassified to “Financial assets in guarantee”. At the end of each month, these assets are measured according to the category they had before they were subject to the repo transaction, and results are charged against the applicable accounts, depending on the type of asset.

At the end of each month, accrued interest expense is charged against “Repo Transactions” with its corresponding offsetting entry in “Interest-Expenses”.

Allowance for Loan Losses
1.12	Allowance for Loan Losses

a)	Definition

The Group recognizes an impairment in the value to financial assets measured at amortized cost, debt instruments measured at fair value through other comprehensive income, loan commitments and financial guarantee contracts that are not measured at fair value.

The impairment for expected credit losses is recorded with a charge to the consolidated income statement for the period in which the impairment arises. In the event of occurrence, the recoveries of previously recognized impairment losses are recorded in the consolidated income statement for the period in which the impairment no longer exists or is reduced.

In the case of assets measured at fair value with changes in other comprehensive income, the changes in the fair value due to expected credit losses are charged in the consolidated income statement of the year where the change happened, reflecting the rest of the valuation in other comprehensive income.

As a rule, the expected credit loss is estimated as the difference between the contractual cash flows to be recovered and the expected cash flows discounted using the original effective interest rate. In the case of purchased or originated credit-impaired assets, this difference is discounted using the effective interest rate adjusted by credit rating.

Depending on the classification of financial instruments, which is mentioned in the following sections, the expected credit losses may be over 12 months or during the life of the financial instrument:

•

12-month expected credit losses: arising from the potential default events, as defined in the following sections that are estimated to be likely to occur within the 12 months following the reporting date. These losses will be associated with financial assets classified as Stage 1.

•

Expected credit losses over the life of the financial instrument: arising from the potential default events that are estimated to be likely to occur throughout the life of the financial instruments. These losses are associated with financial assets classified as Stage 2 or Stage 3.

With the purpose of estimating the expected life of the financial instrument all the contractual terms have been taken into account (e.g. prepayments, duration, purchase options, etc.), being the contractual period (including extension options) the maximum period considered to measure the expected credit losses. In the case of financial instruments with an uncertain maturity period and a component of undrawn commitment (e.g.: credit cards), the expected life is estimated through quantitative analyses to determine the period during which the entity is exposed to credit risk, also considering the effectiveness of management procedures that mitigate such exposure (e.g. the ability to unilaterally cancel such financial instruments, etc.).

b)	Financial instruments presentation

For the purposes of estimating the impairment amount, and in accordance with its internal policies, the Group classifies its financial instruments (financial assets, commitments and guarantees) measured at amortized cost or fair value through other comprehensive income in one of the following categories:

•	Normal Risk (“Stage 1”): includes all instruments that do not meet the requirements to be classified in the rest of the categories.

•

Normal risk under watchlist (“Stage 2”): includes all instruments that, without meeting the criteria for classification as doubtful risk, have experienced significant increases in credit risk since initial recognition.

•

Doubtful Risk (“Stage 3”): includes financial instruments, overdue or not, in which there are reasonable doubts about their total repayment (principal and interests) by the client in the terms contractually agreed. Likewise, off-balance-sheet exposures whose payment is probable and their recovery doubtful are considered in Stage 3.

c)	Impairment valuation assessment

The asset impairment model in IFRS 9 applies to financial assets measured at amortized cost, debt instruments at fair value with changes in other comprehensive income, lease receivables and commitments and guarantees granted that are not measured at fair value.

The impairment represents the best estimation of the financial assets expected credit losses at the balance sheet date, assessed both individually and collectively.

•

Individually: for the purposes of estimating the provisions for credit risk arising from the insolvency of a financial instrument, the Group individually assesses impairment by estimating the expected credit losses on those financial instruments that are considered to be significant and with sufficient information to make such an estimate

The individually assessed impairment estimate is equal to the difference between the gross carrying amount of the financial instrument and the estimated value of the expected cash flows receivable discounted using the original effective interest rate of the transaction. The estimate of these cash flows takes into account all available information on the financial asset and the effective guarantees associated with that asset.

•

Collectively: the Group also assesses impairment by estimating the expected credit losses collectively in cases where they are not assessed on an individual basis. This includes, for example, loans with individuals, sole proprietors or businesses in retail banking subject to a standardized risk management.

For the purposes of the collective assessment of expected credit losses, the Group has consistent and reliable internal models. For the development of these models, instruments with similar credit risk characteristics that are indicative of the debtors’ capacity to pay are considered.

The credit risk characteristics used to group the instruments are, among others: type of instrument, debtor’s sector of activity, geographical area of activity, type of guarantee, aging of past due balances and any other factor relevant to estimating the future cash flows.

The Group performs retrospective and monitoring tests to evaluate the reasonableness of the collective estimate.

On the other hand, the methodology required to estimate the expected credit loss due to credit events is based on an unbiased and weighted consideration by the probability of occurrence of a series of scenarios, considering a range of three possible future scenarios which could have an impact on the collection of contractual cash flows, always taking into account the time value of money, as well as all available and relevant information on past events, current conditions and forecasts of the evolution of macroeconomic factors that are shown to be relevant for the estimation of this amount (for example: GDP (Gross Domestic Product), Interest Rate, unemployment rate, etc.).

For the estimation of the parameters used in the determination of the allowance for loan losses (EAD—Exposure at Default, PD -Probability of Default, LGD -Loss Given Default), the Group based its experience in developing internal models for the estimation of parameters both in the regulatory area and for management purposes, adapting the development of the impairment models under IFRS 9.

•	Exposure at default: is the amount of risk exposure at the date of default by the counterparty.

•	Probability of default: is the estimated probability that the counterparty will default on its principal and/or interest payment obligations.

•

Loss given default: is the estimate of the severity of the loss incurred in the event of non-compliance. It depends mainly on the updating of the collaterals associated with the operation and the future cash flows that are expected to be recovered.

The definition of default implemented by the Group for the purpose of calculating the impairment provision models is based on the requirements of IFRS 9, which considers that a “default” exists in relation to a specific customer/contract when at least one of the following circumstances exists: the entity considers that there are reasonable doubts about the payment of all its credit obligations or that the customer/contract is delinquent for more than 90 days with respect to any significant credit obligation.

Rebuttable presumption that the credit risk has increased significantly, when payments are more than 30 days past due: for Comercial Loans, this threshold is used as an additional, but not primary, indicator of significant risk increase due to the credit evaluation complexity and as a result of studies that show a low correlation of the significant risk increase with this past due threshold. In order to do so other information is taken into account as financial and economic analysis, repayment capacity, among others.

Assets with low credit risk at the reporting date: the Group assesses the existence of significant risk increase in all its financial instruments.

For the estimation of the expected credit losses, the prospective information is taken into account. Specifically, the Group considers three prospective macroeconomic scenarios, which are updated periodically, during a time horizon of 12 months. The projected evolution for the next year of the main macroeconomic indicators used by the Group for estimating expected credit losses is presented below:

Segment	Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
Retail	Employment Index	137.3	140.2	134.5
	Monthly Economic Activity Estimator	150.6	153.8	146.8
Corporate	Interest Rate	(11.58%)	(12.62%)	(10.00%)
	Foreign Currency Private Sector Deposits Variation	5.99%	6.53%	5.15%

Each one of the macroeconomic scenarios is associated with a given probability of occurrence. As for its allocation, the Group associates the Base scenario with the highest weight, and the lower weights to the most extreme scenarios:

Scenario 1	80%
Scenario 2	10%
Scenario 3	10%

Leases
1.13	Leases

Leases are classified at their inception as operating or finance leases based on the economic substance of the agreement.

The group as lessor:

Operating leases

Leases where the lessor retains a substantial portion of the risks and rewards of ownership are classified as operating leases. Payments made under operating leases (net of lease incentives) are recognized in profit or loss on a straight-line basis over the term of the lease.

Finance leases

Finance leases are measured at the present value of on the future lease payments using a discount rate determined at inception.

The difference between the gross receivable and the present value represents unearned finance income and is recognized during the lease term using the net investment method, which reflects a constant periodic rate of return.

Incremental costs directly attributable to negotiating and arranging the lease are included in the initial measurement of the lease and reduce the amount of income recognized during the lease term.

The Group utilizes the criteria described in Note 1.12 to determine whether there is objective evidence that an impairment loss has occurred, as for loans carried at amortized cost.

Property, plant and equipment
1.14	Property, plant and equipment

Property, plant and equipment is measured at historical cost less depreciation, except for land and buildings, where the Group adopted the revaluation model. The historical cost includes expenditure that is directly attributable to the acquisition or building of these items.

The subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group, and the cost of the item can be measured reliably. The carrying amount of an asset is derecognized when replaced.

Repairs and maintenance expenses are charged to profit or loss when they are incurred.

The depreciation is calculated using the straight-line method, applying annual rates sufficient to extinguish the values of assets at the end of their estimated useful lives. In those cases in which an asset includes significant components with different useful lives, such components are recognized and depreciated as separate items.

The following chart presents the useful life for each item included in property, plant and equipment:

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture and plant	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Others	5 Years

The asset’s residual values and useful lives are reviewed and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Increases in the carrying amounts arising on revaluation of land and buildings are recognized in other comprehensive income. Decreases that reverse previous increases of the same asset are first recognized in other comprehensive income to the extent of the remaining surplus attributable to the asset. All other decreases are charged to profit or loss.

Gains and losses on disposals are determined by comparing proceeds with carrying amount.

Investment properties
1.15	Investment properties

The investment properties are composed of buildings held for obtaining a rent or for capital appreciation or both, but is never occupied by the Group.

Investment properties are measured at its fair value, and any gain or loss arising from a change in the fair value is recognized in profit or loss when arises. Investment properties are never depreciated. The fair value is determined using sales comparison approach prepared by the Group’s management considering a report of an independent expert.

Gain and losses on disposals are determined by comparing proceeds with the carrying amount.

Inventories
1.16	Inventories

Inventories are valued at the lower of cost and net realizable value. The cost includes the acquisition costs (net of discounts, rebates and similar), as well as other costs that have been incurred to give the inventories their location and conditions to be commercialized. The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of sale.

The inventories’ net realizable values are reviewed and adjusted if carrying amount is greater than its net realizable value at the end of each reporting period.

The Group establishes an allowance for obsolete inventory and low turnover rate products at the end of each year.

Intangible Assets
1.17	Intangible Assets

(a)	Goodwill

The Goodwill resulting from the acquisition of subsidiaries, associates or joint ventures account for the excess of the:

(i)	consideration transferred, valued at fair value as of acquisition date

(ii)	amount of any non-controlling interest in the acquired entity; and

(iii)	acquisition-date fair value of any previous equity interest in the acquired entity

(iv)	over the fair value of the net identifiable assets acquired.

Goodwill is included in the intangible assets item in the consolidated financial statement.

Goodwill is not subject to amortization, but it is annually tested for impairment.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. Goodwill impairment is recognized when the carrying amount exceeds its recoverable amount which derives from the fair value of the cash-generating unit. The fair value of the reporting unit is estimated using discounted cash flows techniques.

Impairment losses are not reverted once recorded. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

The Group has decided not to apply IFRS 3 retrospectively for those business combinations prior to the transition date.

(b)	Trademarks and licenses

Trademarks and licenses acquired separately are initially valued at historical cost, while those acquired through a business combination are recognized at their estimated fair value at the acquisition date..

Intangible assets with a finite useful life are subsequently carried at cost less accumulated depreciation and / impairment losses, if any. These assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

The trademarks acquired by the Group have been classified as intangible assets with an indefinite useful life. The main factors considered for this classification include the years in which they have been in service and their recognition among industry customers.

Intangible assets with an indefinite useful life are those that arise from contracts or other legal rights that can be renewed without a significant cost and for which, based on an analysis of all the relevant factors, there is no foreseeable limit of the period over which the asset is expected to generate net cash flows for the Group. These intangible assets are not amortized, but are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired, either individually or at the level of the cash generating unit. The categorization of the indefinite useful life is reviewed annually to confirm if it is still sustainable.

(c)	Software

Costs related to software maintenance are recognized as an expense as incurred. Development, acquisition or implementation costs which are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met:.

•	it is technically feasible to complete the software so that it will be available for use

•	management intends to complete the software and use or sell it

•	there is an ability to use or sell the software

•	it can be demonstrated how the software will generate probable future economic benefits

•	adequate technical, financial and other resources to complete the development and to use or sell the software are available, and

•	the expenditure attributable to the software during its development can be reliably measured.

These intangible assets are amortized on a straight-line basis during their estimated useful life, over a term not exceeding five years.

Assets held for sale
1.18	Assets held for sale

The assets, or groups of assets, possibly with some directly associated liabilities, classified as held for sale in accordance with the provisions of IFRS 5 “Non-current assets held for sale and discontinued operations” will be disclosed separately from the rest of the assets and liabilities.

An asset may be classified as held for sale if its carrying amount will be recovered primarily through a sale transaction, rather than through its continued use, and a sale is considered highly probable.

To apply the above classification, an asset must meet the following conditions:

•	it must be available for immediate sale in its current conditions;

•	Management must be committed to a plan to sell the asset and have started an active program to locate a buyer and complete the plan;

•	the asset must be actively marketed for sale at a reasonable price, in relation to its current fair value;

•	the sale must be expected to be completed within 12 months from the reclassification date;

•	it is unlikely that the plan will be significantly changed or withdrawn.

The assets, or groups of assets, possibly with some directly associated liabilities, classified as held for sale in accordance with the provisions of IFRS 5 “Non-current assets held for sale and discontinued operations”, are measured at the lower of their carrying amount and fair value less costs to sell.

The Group will not depreciate the asset while classified as held for sale.

The balances of financial instruments, deferred taxes and investment properties classified as held for sale are not subject to the valuation methods detailed above.

Impairment of non-financial assets
1.19	Impairment of non-financial assets

Assets with an indefinite useful life are not subject to amortization but are tested annually for impairment or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or, at least, on an annual basis.

Impairment losses are recognized when the carrying amount exceeds its recoverable amount. The recoverable amount of an asset is the higher of an asset’s fair value less costs of disposal and value in use. For purposes of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or group of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Trust Assets
1.20	Trust Assets

Assets held by the Group in its Trustee role, are not included in the Consolidated Financial Statements. Commissions and fees earned from trust activities are included in Service fee income.

Offsetting
1.21	Offsetting

Financial assets and liabilities are offset and the net amount reported in the consolidated financial statement where the Group has a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the assets and settle the liability simultaneously.

Financing received from the Argentine Central Bank and other Financial Institutions
1.22	Financing received from the Argentine Central Bank and other Financial Institutions

The amounts owed to other financial institutions are recorded at the time the bank disburses the proceeds to the economic group. Non-derivative financial liabilities are measured at amortized cost.

Provisions / Contingencies
1.23	Provisions / Contingencies

A provision will be recognized when:

a-	an entity has a present obligation (legal or implicit) as a result of past event;

b-	it is probable that an outflow of resources embodying future economic benefits will be required to settle the obligation; and

c-	the amount can be reliably estimated.

An Entity will be deemed to have an implicit obligation where (a) the Group has assumed certain responsibilities as a consequence of past practices or public policies and (b) as a result, the Group has created an expectation that it will discharge those responsibilities

The Group recognizes the following provisions:

For labor, civil and commercial lawsuits: provisions are calculated based on lawyers’ reports about the status of the proceedings and the estimate about the potential losses to be afforded by the Group, as well as on the basis of past experience in this type of claims.

For miscellaneous risks: These provisions are set up to address contingencies that may trigger obligations for the Group. In estimating the provision amounts, the Group evaluates the likelihood of occurrence taking into consideration the opinion of its legal and professional advisors.

Contingent liabilities are: i) possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the Group; or ii) present obligations that arise from past events but it is not probable that an outflow of resources will be required to its settlement; or whose amount cannot be measured with sufficient reliability.

Contingent liabilities are not recognized. Contingent liabilities, whose possibility of any outflow in settlement is remote, are not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.

The Group does not account for positive contingencies, other than those arising from deferred taxes and those contingencies whose occurrence is virtually certain.

As of the date of these consolidated financial statements, the Group’s management believes there are no elements leading to determine the existence of contingencies that might be materialized and have a negative impact on these consolidated financial statements other than those disclosed in Note 17.

Other non-financial liabilities
1.24	Other non-financial liabilities
Non-financial accounts payable are accrued when the counterparty has fulfilled its contractual obligations and are measured at amortized cost.
Employee benefits
1.24.1	Employee benefits

The Group’s short-term obligations includes liabilities for wages and salaries, including annual leave, that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as Other Non-Financial Liabilities in the Consolidated Financial Position.

The Group approved a retirement plan based on incentives for members of senior management and the Board of Directors, who will be entitled to receive cash payments over time if certain performance objectives are met.

In addition, provisions related to pre-retirement plans and seniority awards benefits are recognized.

The provisions are measured at the present value of the disbursements that are expected to be required to settle the obligation using a pre-tax interest rate that reflects prevailing market conditions on the time value of money and the specific risks for that obligation.

Negotiable Obligations Issued
1.25	Negotiable Obligations

Subordinated and unsubordinated negotiable obligations issued by the Group are measured at Amortized Cost. Where the group buys back its own negotiable obligations, such obligations will be derecognized from the Consolidated Financial Statements and the difference between the residual value of the financial liability and the amount paid will be recognized as financial income or expenses.

Capital Stock and Capital Adjustments
1.26	Capital Stock and Capital Adjustments

Accounts included in this item are expressed in terms of the measuring unit current as of December 31, 2018 as described in Note 1.2.b, except from the item “Capital Stock”, which has been held at nominal value.

Common shares are recognized in shareholders´ equity and carried at nominal value. When any subsidiary of the Group buys shares of the Group (treasury stock), the effective payment, including any cost directly attributable to the transaction (net of taxes), is deducted from shareholders´ equity until the shares are either canceled or disposed.

Reserves and Dividend distribution
1.27	Reserves and Dividend distribution

Pursuant to provisions set by the Argentine Corporations law, the Group and its subsidiaries, other than Banco Supervielle and Cordial Compañía Financiera, are required to appropriate 5% of the net income for the fiscal year to the legal reserve until such reserve is equal to 20% of Capital stock, plus the balance of the Capital Adjustment account.

As concerns Banco Supervielle and Cordial Compañía Financiera, according to the regulations set forth by the Argentine Central Bank, 20% of net income for the fiscal year, net of previous years’ adjustments, if any, is required to be appropriated to the legal reserve. Notwithstanding the aforementioned, in appropriating amounts to other reserves, Financial Institutions are required to comply with the provisions laid down by the Argentine Central Bank in the revised text on distribution of dividends described in Note 25.

The distribution of dividends to the Group’s shareholders is recognized as a liability in the consolidated financial statements for the fiscal year in which dividends are approved by the Group’s Shareholders.

Revenue Recognition
1.28	Revenue Recognition

Financial Income

Financial income are recognized in respect to all financial assets which interest income is calculated by applying the effective interest rate.

Gains or losses included in the effective interest rate includes disbursements or receipts relating to the origination or acquisition of a financial asset.

Fees and commissions

Fees and commissions earned by the Group on the origination of syndicated loans are not part of the product effective interest rate, and are recognized in the income statement at the time the Group satisfied a performance obligations by transferring a service to a customer, under this definition an asset is transferred when the customer obtains control of that asset.

The Group transfers control of service over time and, therefore, satisfies a performance obligation and recognises revenue over time, and/or the Group satisfies the performance obligation at a point in time.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised services to a customer, excluding amounts collected on behalf of third parties.

Below is a summary of the main commissions earned by the Group:

•	Commissions from deposits

•	Rentals from safety boxes

•	Credit cards’ commissions

•	Asset Management Services

Customer loyalty programs

The Group offers reward programs that allow its cardholders to earn points that can be redeemed for a broad range of rewards, including goods and travels among others. This constitutes a performance obligation. The Group establishes a liability based on the fair value of the points issued that are expected to be exchanged by customers. Points to be redeemed are estimated based on the historical redemption behavior of each program. The liability is reduced and the revenue is recognized when it satisfies its performance obligation relating to the points, in this case when the points are exchanged by customers or at their due dates.

Revenue recognized during the year is adjusted as explained in Note 1.2.b.

Income tax and minimum presumed income tax

1.29 Income tax and minimum presumed income tax

Income Tax

The income tax expense for the year includes current and deferred tax. Income tax is recognized in the consolidated statements of income, except for items required to be recognized directly in other comprehensive income. In this case, the income tax liability related to such items is also recognized in such statement.

Current income tax expense is calculated on the basis of the tax laws enacted or substantially enacted as of the date of the Statement of Financial Position in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically assesses the position assumed in tax returns in connection with circumstances in which the tax regulation is subject to interpretation. The Group sets up provisions in respect of the amounts expected to be required to pay to the tax authorities.

Deferred income tax is recognized, using the deferred tax liability method, on temporary differences arising from the carrying amount of assets and liabilities and their tax base. However, the deferred tax arising from the initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction does not affect income or loss for accounting or tax purposes, is not recorded. Deferred income tax is determined using tax rates (and laws) enacted as of the date of the Financial Statements and that are expected to be applicable when the deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred income tax assets are recognized only to the extent future tax benefits are likely to arise against which the temporary differences can be offset.

The Group recognizes a deferred tax liability for taxable temporary differences related to investments in subsidiaries and affiliates, except that the following two conditions are met:

i)	the Group controls the timing on which temporary differences will be reversed; and

ii)	such temporary differences are not likely to be reversed in the foreseeable future.

Deferred income tax assets and liabilities are offset when a legal right exists to offset current tax assets against current tax liabilities and to the extent such balances are related to the same tax authority of the Group or its subsidiaries, where tax balances are intended to be, and may be, settled on a net basis..

Minimum Presumed Income Tax

The Group determines the minimum presumed income tax at the effective rate of 1% of the computable assets at each fiscal year-end. This tax is supplementary to income tax. The Group’s tax liability is equal to the higher of the two taxes. However, if the minimum presumed income tax were to exceed income tax in a given fiscal year, such excess may be computed as a payment on account of the income tax that could be generated in any of the next ten fiscal years.

The minimum presumed income tax credit disclosed under “Current Income Tax Assets” is the portion the Group expects to offset against the income tax in excess of minimum presumed income tax to be generated in the following ten fiscal years.

Earnings per share
1.30	Earnings per share

Basic earnings per share are calculated by dividing net income attributable to the Group’s shareholders by the weighted average number of common shares outstanding during the period.

Diluted earnings per share are calculated by dividing the net income for the year by the weighted average number of common shares issued and dilutive potential common shares at year end. Since the Company has no dilutive potential common shares outstanding, there are no dilutive earnings per share amounts.